Profit Appropriation and Restricted Net Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Profit Appropriation and Restricted Net Assets [Line Items]
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%
Non-distributable reserve funds	¥ 0	$ 0	¥ 0
Variable Interest Entities
Profit Appropriation and Restricted Net Assets [Line Items]
General reserve fund of after-tax profits percentage	10.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs	¥ 12,331,217	$ 1,793,501